Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories

(CHF in millions)	6/30/2025	12/31/2024

Shoes	318.7	371.7
Apparel	73.3	65.8
Accessories	13.9	12.5
Allowances	(45.6)	(30.8)
Inventories(1)	360.4	419.2
(1) Inventories are comprised of finished goods.